Computer Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Computer Equipment
Computer equipment	$ 10,761	$ 10,761	$ 10,761
Less accumulated depreciation	(9,934)	(9,396)	(7,244)
Computer equipment Net	$ 827	$ 1,365	$ 3,517